Long-term debt - Summary of the Company's non-current portion of unsecured senior notes (Details) $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 USD ($)
Debt Instrument [Line Items]
Carrying value	¥ 95,153,000	¥ 646,000
Unamortized discount and debt issuance costs	539,000	6,000
Total principal amounts of unsecured senior notes	95,692,000	652,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	86,000
Unamortized discount and debt issuance costs	(400)	(23,600,000)
Total principal amounts of unsecured senior notes	¥ 86,300	3,040,900,000					$ 500.0
Effective interest rate	1.74%						1.375%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value		646,000
Unamortized discount and debt issuance costs	¥ (4,200)	(5,700)
Total principal amounts of unsecured senior notes	¥ 700,000	700,000				$ 800.0
Effective interest rate	1.52%					1.25%
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 95,067,000
Unamortized discount and debt issuance costs	(500,000)	(26,200,000)
Total principal amounts of unsecured senior notes	¥ 95,600,000	¥ 3,062,600,000	$ 384.8	¥ 2,600,000,000	$ 1,600.0
Effective interest rate	0.80%				0.50%